Form N-1A Cover	Dec. 19, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	STERLING CAPITAL FUNDS
Entity Central Index Key	0000889284
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 19, 2025
Prospectus Date	Dec. 08, 2025